Share-Based Compensation - Summary of Dean Foods Restricted Stock Unit Activity (Detail) (Dean Foods' Investment [Member], Stock Units [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Dean Foods' Investment [Member] | Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	786,710		431,608
RSUs issued			207,756
RSUs cancelled or forfeited	(60,747)	[1]	(48,777)	[1]
Shares issued upon vesting of RSUs	(351,503)		(214,626)
RSUs transferred	30,344	[2]	410,749	[2]
Outstanding ending balance	404,804		786,710
Weighted average grant date fair value per share	$ 11.78		$ 12.67

[1]	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
[2]	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods' divisions.